Commitments Aggregate minimum rentals under non-cancelable leases (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015
Commitments Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,759
Capital Leases, Future Minimum Payments Due, Next Twelve Months	504
Operating Leases, Future Minimum Payments, Due in Two Years	1,615
Capital Leases, Future Minimum Payments Due in Two Years	476
Operating Leases, Future Minimum Payments, Due in Three Years	1,482
Capital Leases, Future Minimum Payments Due in Three Years	444
Operating Leases, Future Minimum Payments, Due in Four Years	1,354
Capital Leases, Future Minimum Payments Due in Four Years	408
Operating Leases, Future Minimum Payments, Due in Five Years	1,236
Capital Leases, Future Minimum Payments Due in Five Years	370
Operating Leases, Future Minimum Payments, Due Thereafter	10,464
Capital Leases, Future Minimum Payments Due Thereafter	3,252
Operating Leases, Future Minimum Payments Due	17,910
Capital Leases, Future Minimum Payments Due	5,454
Capital Leases, Future Minimum Payments, Executory Costs	49
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	5,405
Capital Leases, Future Minimum Payments, Interest Included in Payments	2,512
Present Value of Minimum Lease Payments	$ 2,893